Income Taxes (Details 1) (USD $)	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Deferred tax assets	$ 4,502,770	$ 3,209,740
Deferred tax liability	(30,259)	(38,217)
Less valuation allowance	(4,472,511)	(3,171,524)	(1,951,837)
Net deferred tax asset	$ 0	$ 0